GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
9.	GOODWILL AND INTANGIBLE ASSETS, NET
(a) Goodwill
The changes in the carrying amounts of goodwill by segment are as follows:

	Mocha and Other (1)	Corporate and Other (2)	Total

Balance at January 1, 2020	$81,820	$13,800	$95,620
Impairment	—	(13,867)	(13,867)
Foreign currency translations	383	67	450

Balance at December 31, 2020	82,203	—	82,203
Foreign currency translations	(482)	—	(482)

Balance at December 31, 2021	81,721	—	81,721
Foreign currency translations	(115)	—	(115)

Balance at December 31, 2022	$81,606	$—	$81,606

Notes
(1)
The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. As of December 31, 2022, the gross amount of goodwill and accumulated impairment losses were $81,606 and nil, respectively.

(2)	The amount represents goodwill which arose from the acquisition of Japan Ski Resort in 2019. The disposal of the Japan Ski Resort was completed on December 30, 2022 as disclosed in Note 6.
(b) Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,
	2022	2021
Indefinite-lived intangible assets:
Trademarks of Mocha Clubs	$4,204	$4,210

Total indefinite-lived intangible assets	4,204	4,210

Finite-lived intangible assets:
Internal-use software	59,434	56,106
Less: accumulated amortization	(29,383)	(19,331)

	30,051	36,775

Proprietary rights	11,926	11,942
Less: accumulated amortization	(2,571)	(1,380)

	9,355	10,562

Total finite-lived intangible assets	39,406	47,337

Total intangible assets, net	$43,610	$51,547

Trademarks arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. The changes in carrying amounts of trademarks represented the exchange differences arising from foreign currency translations at the balance sheet date.
In November 2020, the Company completed an asset acquisition of the proprietary rights relating to an entertainment show in City of Dreams for a cash consideration of $12,000. The estimated useful life of the proprietary rights is 10 years. The carrying amount of the proprietary rights included the exchange differences arising from foreign currency translations at the balance sheet date.
The amortization expenses of finite-lived intangible assets (other than gaming subconcession) recognized for the years ended December 31, 2022, 2021 and 2020 were $11,343, $11,555 and $6,342, respectively.

As of December 31, 2022, the estimated future amortization expenses of finite-lived intangible assets are as follows:

Year ending December 31,
2023	$8,970
2024	4,692
2025	3,815
2026	3,371
2027	3,342
Over 2027	15,216

$39,406